Related party transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party [Abstract]
The executive compensation expense to the top five key management personnel
The executive compensation expense for the top five key management personnel is as follows:

	2026	2025
	$	$

Short-term employee benefits	3,239	2,569
Share-based payments	11,225	11,963

Total compensation expense for key management personnel	14,464	14,532